COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 01, 2022	Dec. 01, 2021	Nov. 01, 2016	Aug. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Lease term	12 months
Security deposit	$ 500
Lease payment	$ 500
Operating lease cost									$ 9,413	$ 12,000
Operating Lease, Expense					$ 1,860	$ 737
Lease, Cost							$ 5,580	$ 7,594
Chief Executive Officer [Member] | Independent Contractor Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Compensation expense		$ 20,000							$ 20,000
Salary and Wage, Officer, Excluding Cost of Good and Service Sold		$ 20,000
Chief Executive Officer and Chief Financial Officer [Member] | Written Consulting Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Compensation expense			$ 10,000
Salary and Wage, Officer, Excluding Cost of Good and Service Sold			$ 10,000	$ 5,000